Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Event

21.	Subsequent Events

In January 2013, we entered into four-year reinsurance agreements with Vitality Re IV Limited, an unrelated insurer. The agreements allow us to reduce our required capital and provide $150 million of collateralized excess of loss reinsurance coverage on a portion of Aetna's group Commercial Insured Health Care business.

In January 2013, we announced that we have agreed to sell our Missouri Medicaid business, Missouri Care, Incorporated (“Missouri Care”), to WellCare Health Plans, Inc. The sale of Missouri Care is related to our proposed acquisition of Coventry.

On February 19, 2013, our Board declared a cash dividend of $.20 per common share that will be paid on April 26, 2013, to shareholders of record at the close of business on April 11, 2013.

Also on February 19, 2013, our Board approved a new share repurchase program that authorizes us to repurchase up to $750 million of our common stock.